CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, Shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, Amount at Dec. 31, 2019	$ 643,831	$ 4,000	$ 6,898	$ 2,215,020	$ (1,582,087)
Net Loss	(76,876)	$ 0	$ 0	0	(76,876)
Balance, Shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, Amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net Loss	(69,967)	0	$ 0	0	(69,967)
Stock issued for cash, shares			380,000
Stock issued for cash, amount	265,000	$ 0	$ 38	264,962	0
Balance, Shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, Amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Balance, Shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, Amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net Loss	(1,625,124)	0	$ 0	0	(1,625,124)
Stock issued for cash, shares			555,000
Stock issued for cash, amount	415,000	0	$ 55	414,945	0
Stock Issued For Professional Services, Shares			865,000
Stock Issued For Professional Services, Amount	715,012	$ 0	$ 87	714,925	0
Balance, Shares at Dec. 31, 2021		40,000,000	70,404,086
Balance, Amount at Dec. 31, 2021	71,843	$ 4,000	$ 7,040	3,344,890	(3,284,087)
Net Loss	(296,435)	0	$ 0	0	(296,435)
Stock issued for cash, shares			631,530
Stock issued for cash, amount	337,500	0	$ 63	337,437	0
Stock Issued For Professional Services, Shares			484,214
Stock Issued For Professional Services, Amount	336,390	$ 0	$ 48	336,342	0
Balance, Shares at Mar. 31, 2022		40,000,000	71,519,830
Balance, Amount at Mar. 31, 2022	$ 449,298	$ 4,000	$ 7,151	$ 4,018,669	$ (3,580,522)